SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Project assets (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Property, plant and equipment
Estimated useful lives	20 years
Machinery | Minimum
Property, plant and equipment
Estimated useful lives	5 years
Machinery | Maximum
Property, plant and equipment
Estimated useful lives	10 years
Furniture, fixtures and equipment
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles
Property, plant and equipment
Estimated useful lives	5 years
Solar power systems | Minimum
Property, plant and equipment
Estimated useful lives	20 years
Solar power systems | Maximum
Property, plant and equipment
Estimated useful lives	25 years